Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Dividends Paid and Proposed [abstract]
Final (declared for previous year)	$ 1.04	$ 0.945	$ 0.859
Interim	0.532	0.483	0.439
Dividends paid	$ 1.572	$ 1.428	$ 1.298
Final (declared for previous year)	$ 172	$ 166	$ 154
Interim	87	79	79
Dividends paid	$ 259	$ 245	$ 233